TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2013

Beginning balance	$1,669	$5,659
Additions for prior year tax positions	1,216	541
Decrease related to settlement with tax authorities	-	(1,831)
Additions for current year tax positions	2,774	991

Ending balance	$5,659	$5,360

The Company's Israeli tax returns have been examined for all years including and prior to fiscal 2008, and the Company is no longer subject to audit for these periods (See also Note 9b(1)).

As of December 31, 2013, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2013, 2012 and 2011 an amount of $ 541, $ 512 and $ (7), respectively, was added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2013 and 2012, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 299 and $ 959 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company's U.S subsidiary is no longer subject to audit for these periods.

In 2013 the Company reached a settlement with the Israeli tax authorities ("ITA") with respect to 2004-2008 tax years (refer to note 9b for further details). As a result the Company released the related reserves.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2011 - 24%, 2012 - 25%, 2013 - 25%.

On July 30, 2013 the Israeli Parliament (the Knesset) passed a law which was designated to increase the tax levy in the years 2013 and 2014. Among other, the law increases the Israeli corporate tax rate from 25% to 26.5%, cancels the reduction of corporate tax rate for Preferred Enterprise and commencing January 1, 2014, increases the tax rate to 20% on dividends from sources under the law for the encouragement of capital investment, 1959.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the amended Law, as amended in April 2005 a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

The Company's income derived from the Beneficiary Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership).

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.

The Company elected 2009 and 2012 as year of election according to the Law prior to the reform mentioned below.

In the event of distribution of dividends from tax-exempt income generated under Beneficiary or Approved Enterprise, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Benefiting  Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Benefiting Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

Out of the Company's retained earnings as of December 31, 2013, $ 134,956 are tax-exempt attributable to its Benefited Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits, and an income tax liability of up to $ 26,991 would be incurred as of December 31, 2013.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Benefiting Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

In 2012, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law as amended in July 2013, and starting January 1, 2014 the uniform tax rate will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel.

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time and must be communicated to the ITA by the end of May (in the relevant year). As of December 31, 2013, the company remained subject to the current law.

Income from sources other than the "Approved Enterprise" will be subject to the tax at the regular rate.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current taxes	$2,648	$5,542	$4,707
Deferred taxes	(1,358)	(1,584)	(699)

	$1,290	$3,958	$4,008

Domestic	$301	$3,531	$1,979
Foreign	989	427	2,029

	$1,290	$3,958	$4,008

	Year ended December 31,
	2011	2012	2013
Domestic taxes:

Current taxes	$915	$3,950	$1,692
Deferred taxes	(614)	(419)	287

	$301	$3,531	$1,979
Foreign taxes:

Current taxes	$1,733	$1,592	$3,015
Deferred taxes	(744)	(1,165)	(986)

	$989	$427	$2,029

Taxes on income	$1,290	$3,958	$4,008

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2012	2013

Carryforward tax losses	$2,573	$2,074
Temporary differences	1,893	4,391
Intangible assets	344	752

Deferred tax assets before valuation allowance	4,810	7,217
Valuation allowance	(1,225)	(902)

Net deferred tax asset	3,585	6,315

Intangible assets, including goodwill	(577)	(2,172)
Unrealized gains on marketable securities	(693)	(433)

Deferred tax liability	(1,270)	(2,605)

Net deferred tax assets	$2,315	$3,710

The net  change in the valuation allowance was mainly due to utilization of operating tax losses and other temporary items for which a valuation allowance was provided.

	December 31,
	2012	2013

Domestic:
Non-current deferred tax liability, net	$(124)	$(661)
Current deferred tax asset, net	466	1,409

	342	748

Foreign:
Non-current deferred tax asset, net	1,070	1,072
Current deferred tax asset, net	903	1,890

	1,973	2,962

	$2,315	$3,710

Non-current deferred tax liability, net is included within other long-term liabilities in the balance sheets. Current deferred tax asset, net is included within other current assets and prepaid expenses in the balance sheets. Non-current deferred tax asset, net is included within other assets in the balance sheets.
Deferred taxes are carried directly to equity if the tax relates to equity items.

e.	Foreign:

The Company's subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss relating to excess tax deduction from stock options prior to the adoption of ASC 718 on January 1, 2007. ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized. The net change in the valuation allowance primarily relates to stock option benefits and was accounted for as a credit to additional paid-in-capital.

Through December 31, 2013, the U.S. subsidiary had a U.S. federal loss carry forward of $ 12,680, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2021 and fiscal 2031. An amount of $ 6,351 of the net operating loss carry-forwards relates to excess tax deductions from stock options.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes, as reported in the consolidated statements of income	$22,627	$35,715	$22,063

Statutory tax rate	24%	25%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$5,430	$8,929	$5,516
Tax adjustment in respect of different tax rate of foreign subsidiary	365	(194)	758
Non-deductible expenses and other permanent differences	858	818	544
Deferred taxes on losses for which valuation allowance was provided, net	(3,512)	-	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(5,401)	(1,368)	(320)
Stock compensation relating to stock options per ASC No. 718	1,310	1,362	1,343
Income taxes in respect of prior years	63	-	582
Benefiting enterprise benefits (*)	2,177	(6,088)	(4,338)
Other	-	499	(77)

Actual tax expense	$1,290	$3,958	$4,008

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$(0.05)	$0.14	$0.10

	Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$0.13	$0.09

g.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$18,062	$32,935	$18,022
Foreign	4,565	2,780	4,041

Income before income taxes	$22,627	$35,715	$22,063